Income Tax - Summary of Reconciliation of Effective Tax Rate (Parenthetical) (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
Profit before Income Tax	$ 178,514	$ 120,283	$ 85,500
Malta
Disclosure Of Income Taxes [Line Items]
Tax rate effect from change in tax rate	5.00%
Subsidiaries
Disclosure Of Income Taxes [Line Items]
Profit before Income Tax		1,357
Tax effect of disallowed expenses		678
Tax effect of non-deductible expenses	$ 1,868	1,088
Hyperinflation adjustment	1,472
Tax effect of other permanent differences	$ 3,525	$ 401